American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
May 31, 2024

Diversified Municipal Bond ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 100.1%
Alabama — 2.4%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	812,912
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	415,511
Black Belt Energy Gas District Rev., VRN, 3.71%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	488,800
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,547
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	347,476
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,082,506
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	820,149
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	637,551
Jefferson County Sewer Rev., 5.25%, 10/1/41	1,000,000	1,095,738
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	1,205,000	1,205,000
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,167,031
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,100,000	2,210,106
		10,324,327
Arizona — 3.8%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	278,172
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	832,575
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	160,000	160,104
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	567,180
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.61%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	25,000	25,024
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.61%, (MUNIPSA plus 0.25%), 1/1/46	130,000	128,479
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(2)	250,000	236,862
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	780,000	813,776
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)(3)(4)	100,000	6,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	200,000	176,617
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	414,646
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	750,000	648,052
Arizona Transportation Board Rev., (Maricopa County Transportation Excise Tax Rev.), 5.00%, 7/1/24	525,000	525,464
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,050,181
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	205,000	203,800
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	157,018
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	620,000	529,367
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	75,654
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	501,917
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,021,426
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(2)	500,000	459,246
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	200,000	200,347
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/32	500,000	563,424
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	637,993
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	750,335
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	2,005,000	2,134,542
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,127,798
Scottsdale GO, 4.00%, 7/1/31	500,000	518,149
State of Arizona COP, 5.00%, 9/1/25	240,000	244,307
State of Arizona COP, 5.00%, 9/1/25(1)	580,000	589,133
		16,577,588

Arkansas — 0.1%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	341,006
California — 5.5%
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/53 (AGM)(5)	1,500,000	354,597
Bay Area Toll Authority Rev., 4.00%, 4/1/33	275,000	277,091
California Community Choice Financing Authority Rev., VRN, 3.81%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,630,405
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	522,524
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	20,454
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	100,943
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	248,666
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	866,783
California Housing Finance Rev., 4.25%, 1/15/35	463,204	449,961
California Housing Finance Rev., 3.50%, 11/20/35	380,882	355,678
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.06%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	996,191
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	173,039
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(2)	50,000	50,435
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(2)	110,000	111,167
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(2)	175,000	175,525
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	110,000	100,419
California Municipal Finance Authority Special Tax, 5.50%, 9/1/43	625,000	645,477
California Municipal Finance Authority Special Tax, (BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	400,888
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(2)	180,000	175,418
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	500,000	455,379
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	320,000	323,185
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	250,000	224,045
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	650,000	675,578
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	189,211
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	609,659
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(2)	240,000	247,568
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	261,175
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	223,178
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	500,000	417,061
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	350,000	255,566
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	100,000	77,070
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	750,000	457,838
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	300,000	225,115
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	290,000	176,545
Eastern Municipal Water District Rev., VRN, 3.46%, (MUNIPSA plus 0.10%), 7/1/46	750,000	749,697
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	515,678
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	150,837
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	54,681
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,540,000	1,440,898
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	500,000	456,937
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	912,741
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	100,000	100,263
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,076,324
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	417,744
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	306,959

Orange County Transportation Authority Rev., 4.00%, 10/15/24(1)	1,715,000	1,717,848
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	306,996
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	414,942
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	626,070
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	648,686
State of California GO, 5.00%, 4/1/35	1,045,000	1,110,814
State of California GO, 5.00%, 9/1/42	290,000	303,820
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	284,860
		24,070,629
Colorado — 3.6%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,177,214
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,067,528
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	929,349
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	552,769
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	819,525
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	832,476
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	101,459
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	217,235
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	430,000	459,996
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	305,151
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	441,962
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,568,863
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	143,432
Colorado State Education Loan Program, 4.50%, 6/28/24	2,000,000	2,000,543
Denver City & County School District No. 1 GO, 5.00%, 12/1/24 (ST AID WITHHLDG)	1,500,000	1,509,410
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(2)	100,000	100,150
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/43 (AGM)	1,400,000	1,473,099
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	525,612
State of Colorado COP, 6.00%, 12/15/38	230,000	272,219
State of Colorado COP, 6.00%, 12/15/40	385,000	452,210
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	400,000	405,224
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	471,967
		15,827,393
Connecticut — 1.5%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	505,973
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,000,000	1,006,440
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	495,258
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	470,000	460,103
State of Connecticut GO, 5.00%, 6/15/34	680,000	680,219
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,021,659
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,018,771
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,232,721
		6,421,144
Delaware — 0.4%
Delaware River & Bay Authority Rev., 5.00%, 1/1/49	225,000	239,825
Delaware Transportation Authority Rev., 5.00%, 7/1/24	750,000	750,574
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(2)	600,000	621,132
		1,611,531
District of Columbia — 2.1%
District of Columbia GO, 5.00%, 6/1/25	160,000	162,503
District of Columbia GO, 5.00%, 10/15/26	830,000	861,418
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,091,959
District of Columbia GO, 5.00%, 2/1/41	520,000	558,255

District of Columbia GO, 5.00%, 1/1/45	750,000	808,239
District of Columbia GO, 5.25%, 1/1/48	665,000	725,603
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 3/1/36	750,000	807,940
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,006,027
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	507,175
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,093,776
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	476,997
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	267,669
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	516,044
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	170,000	183,670
		9,067,275
Florida — 7.7%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	719,952
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	744,146
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,042,542
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	981,707
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	848,057
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	305,086
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	254,086
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	723,761
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	455,982
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(2)	260,000	238,211
Florida Development Finance Corp. Rev., (Brightline Trains Florida LLC), 5.25%, 7/1/53 (AGM)	1,540,000	1,589,628
Florida Development Finance Corp. Rev., (Brightline Trains Florida LLC), 5.50%, 7/1/53	660,000	686,837
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	1,300,000	1,380,697
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24(2)	105,000	105,000
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(2)	110,000	108,924
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(2)	110,000	107,794
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(2)	500,000	544,143
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	1,170,000	1,171,273
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	558,178
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	725,631
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,125,769
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	185,392
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	964,931
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(2)	1,000,000	975,645
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	567,704
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	655,114
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	502,837
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	405,447
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	300,000	314,645
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/40	2,680,000	2,613,953
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	970,373
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	879,722
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	477,535
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	521,242
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,063,644
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	322,131
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	106,835
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	476,247
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	490,000	464,745
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	568,968
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	1,465,000	1,542,030

State of Florida GO, 5.00%, 6/1/26	500,000	515,352
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	1,000,000	1,099,059
Village Community Development District No. 13 Special Assessment, 3.55%, 5/1/39	250,000	225,462
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	975,000	1,006,553
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(2)	500,000	510,448
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	494,269
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	780,000	852,976
		33,700,663
Georgia — 4.0%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	963,718
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,346,754
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	929,371
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	411,260
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	525,576
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	177,688
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	486,734
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	475,000	447,490
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	500,000	489,537
Georgia Ports Authority Rev., 4.00%, 7/1/46	500,000	487,435
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,619,060
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	525,000	525,197
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,198,731
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	577,807
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	999,095
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	1,910,000	2,026,780
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,262,883
State of Georgia GO, 5.00%, 7/1/24	510,000	510,488
State of Georgia GO, 5.00%, 7/1/29	925,000	989,634
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,590,542
		17,565,780
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	250,155
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	753,202
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	833,464
Honolulu GO, 5.00%, 7/1/29	830,000	897,887
		2,734,708
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	336,660
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	545,722
		882,382
Illinois — 7.9%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,197,122
Chicago GO, 4.00%, 1/1/35	500,000	498,400
Chicago GO, 5.25%, 1/1/38	1,000,000	1,069,429
Chicago GO, 6.00%, 1/1/38	20,000	20,791
Chicago GO, 5.50%, 1/1/49	100,000	102,930
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	286,484
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,039,932
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	312,260
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,014,884
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/43 (BAM)	1,000,000	1,077,860
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR), (NPFG)	125,000	132,922
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	557,459

Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (AGM)	1,000,000	1,093,212
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	798,757
Chicago Waterworks Rev., 5.00%, 11/1/26	450,000	463,591
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,027,772
Chicago Waterworks Rev., 5.00%, 11/1/39	510,000	510,811
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	267,531
Cook County GO, 4.00%, 11/15/25	1,290,000	1,297,679
Cook County GO, 5.00%, 11/15/26	830,000	857,899
Cook County GO, 5.00%, 11/15/31	1,000,000	1,028,512
Cook County Community College District No. 508 GO, 5.00%, 12/1/31 (BAM)	500,000	540,390
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	852,502
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	777,536
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.06%, (MUNIPSA plus 0.70%), 5/1/42	250,000	245,856
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,030,125
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	258,994
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	406,929
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,014,502
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	972,792
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	376,425
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,660,000	1,752,355
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	637,586
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	330,000	335,659
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	488,147
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	842,978
State of Illinois GO, 5.00%, 10/1/25	175,000	177,637
State of Illinois GO, 5.00%, 11/1/27	705,000	732,490
State of Illinois GO, 5.00%, 11/1/29	595,000	616,866
State of Illinois GO, 5.00%, 10/1/30	625,000	657,217
State of Illinois GO, 5.00%, 10/1/33	200,000	210,186
State of Illinois GO, 5.00%, 12/1/35	500,000	516,411
State of Illinois GO, 5.00%, 2/1/39	750,000	750,472
State of Illinois GO, 5.50%, 5/1/39	220,000	238,239
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,113,417
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,367,505
State of Illinois GO, 5.75%, 5/1/45	225,000	243,204
State of Illinois GO, 5.25%, 5/1/49	500,000	532,538
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,069,049
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,000,145
		34,414,389
Indiana — 0.7%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	251,726
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	379,887
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	696,702
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/38	400,000	440,497
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/39	325,000	355,286
Purdue University Rev., 5.00%, 7/1/40	750,000	829,756
Valparaiso Rev., (Pratt Paper LLC), 4.50%, 1/1/34(2)	275,000	280,353
		3,234,207
Iowa — 1.0%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34(6)	900,000	1,039,991
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	125,000	143,087
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	142,624
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/44	500,000	531,292

Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.28%, (SOFR plus 0.55%), 5/15/56	500,000	468,169
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	820,380
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	75,000	72,996
Polk County GO, 5.00%, 6/1/44(6)	1,000,000	1,052,317
		4,270,856
Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	757,193
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	117,293
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,200,000	1,215,204
		2,089,690
Kentucky — 1.0%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	384,699
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	100,662
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	439,875
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	249,865
Kentucky Public Energy Authority Rev., VRN, 4.77%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	970,907
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	532,769
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 4.00%, 11/1/38	500,000	489,497
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,054,744
		4,223,018
Louisiana — 1.2%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	999,291
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	794,911
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/48	2,000,000	2,107,301
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	254,874
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	900,000	887,297
		5,043,674
Maryland — 2.5%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	195,322
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	167,656
Baltimore Rev., (Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	386,896
Brunswick Special Tax, (Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	350,000	352,182
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	398,835
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	380,124
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	748,663
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	1,000,000	794,992
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	419,919
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	647,724
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	506,693
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,807,510
State of Maryland GO, 5.00%, 8/1/26	300,000	310,096
State of Maryland GO, 5.00%, 3/15/28	535,000	567,820
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,688,168
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,390,445
		10,763,045
Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,277,675
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	500,000	527,745
Commonwealth of Massachusetts Transportation Fund Revenue Rev., 5.00%, 6/1/52	1,000,000	1,059,708
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,115,093
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/33	500,000	573,524
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	828,919
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	792,732

Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.25%, 3/1/54	1,000,000	1,078,160
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(2)	100,000	98,120
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	150,000	152,563
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/44	1,000,000	951,496
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	500,000	537,367
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	565,000	568,329
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/24	375,000	376,598
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	844,055
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	772,125
Massachusetts Water Resources Authority Rev., 4.00%, 8/1/36	1,845,000	1,830,742
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	109,675
		13,494,626
Michigan — 2.8%
Detroit GO, 5.00%, 4/1/25	50,000	50,256
Detroit GO, 5.00%, 4/1/26	585,000	592,945
Detroit GO, 5.00%, 4/1/35	300,000	312,099
Detroit GO, 5.00%, 4/1/36	250,000	259,612
Detroit GO, 5.00%, 4/1/38	490,000	504,426
Detroit GO, 4.00%, 4/1/42	525,000	467,826
Detroit GO, 6.00%, 5/1/43	275,000	303,701
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	1,000,000	1,000,354
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	950,000	969,212
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37(6)	550,000	617,088
Michigan Finance Authority Rev., 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(2)	1,400,000	1,402,348
Michigan Finance Authority Rev., 6.75%, 7/1/44(2)	1,100,000	1,075,013
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	1,335,000	1,387,714
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	380,248
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	410,000	416,356
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(2)	100,000	100,168
Michigan State Building Authority Rev., 4.00%, 10/15/49	825,000	784,404
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,000,000	1,085,807
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	486,009
		12,195,586
Minnesota — 0.6%
Minnesota Agricultural & Economic Development Board Rev., (HealthPartners Obligated Group), 5.00%, 1/1/39	500,000	549,365
State of Minnesota GO, 5.00%, 10/1/27	900,000	948,323
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,139,629
		2,637,317
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/48	355,000	388,004
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	600,000	615,390
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,142,925
Kansas City Industrial Development Authority Rev., 5.00%, 3/1/44	1,000,000	1,023,144
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	139,135
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,237,566
		4,546,164
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	518,030
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,040,971
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,230,065
		2,789,066
Nevada — 2.0%
Clark County School District GO, 5.00%, 6/15/26	1,350,000	1,388,565
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/49	600,000	632,395

Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	200,000	200,436
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	690,000	541,993
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	355,000	323,910
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	183,868
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/48	500,000	510,134
Las Vegas Valley Water District GO, 5.00%, 6/1/34	680,000	684,431
Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,370,731
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,655,353
State of Nevada Highway Improvement Rev., 5.00%, 12/1/24	600,000	604,057
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	380,634
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	240,000	238,791
		8,715,298
New Hampshire — 0.3%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,065,799
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	280,274	266,628
		1,332,427
New Jersey — 2.3%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	260,000	272,880
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	500,000	545,917
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (AMBAC)	1,000,000	1,003,625
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	409,958
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	701,871
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	398,788
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	420,911
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	273,565
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	1,000,000	1,106,376
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/38	620,000	617,372
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	810,000	841,433
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	155,321
New Jersey Turnpike Authority Rev., 5.25%, 1/1/49	1,000,000	1,092,081
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	1,000,000	1,050,135
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	240,000	241,636
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	772,564
		9,904,433
New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	504,395
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(2)	1,000,000	903,165
		1,407,560
New York — 8.9%
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	1,000,000	1,069,078
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	577,251
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	804,791
Metropolitan Transportation Authority Rev., VRN, 4.37%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	249,825
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	523,869
New York City GO, 5.25%, 5/1/41	150,000	165,179
New York City GO, 4.00%, 8/1/42	250,000	243,499
New York City GO, 5.00%, 4/1/43	500,000	518,798
New York City GO, 4.00%, 8/1/44	1,000,000	958,234
New York City GO, 4.00%, 9/1/46	250,000	239,829
New York City GO, 5.50%, 4/1/49	1,000,000	1,116,054
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,152,114
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/40	350,000	372,304
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,090,953

New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	540,449
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/26	500,000	514,286
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	1,000,000	1,037,460
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	750,000	753,491
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	221,282
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,111,508
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	639,726
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	461,260
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	712,989
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	322,510
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	920,385
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	841,976
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	931,594
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	500,000	555,939
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	330,000	359,037
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	500,146
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	945,278
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,500,000	1,674,610
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	711,982
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	898,711
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	775,000	752,709
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/45	1,000,000	1,082,451
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	121,520
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	594,583
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,018,976
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	192,848
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	664,264
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,096,928
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	1,045,000	1,012,358
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	442,362
State of New York GO, 5.00%, 3/15/41	1,000,000	1,109,427
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	554,664
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	608,494
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	941,128
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	805,580
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,105,508
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	405,363
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	998,573
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,066,589
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	450,235
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	100,931
		38,861,888
North Carolina — 0.7%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	584,638
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes Inc Obligated Group), 4.25%, 10/1/28	350,000	351,104
State of North Carolina Rev., 5.00%, 3/1/26	550,000	564,540
State of North Carolina Rev., 5.00%, 3/1/34	345,000	369,161
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,013,924
		2,883,367
Ohio — 2.8%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,376,123
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	850,000	757,061

Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,635,000	1,465,024
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	775,000	841,499
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	441,105
Columbus GO, 5.00%, 8/15/25	1,000,000	1,018,701
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	360,551
Cuyahoga County Rev., (MetroHealth System), 5.50%, 2/15/52	500,000	505,875
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	93,123
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	550,000	578,797
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,366,708
State of Ohio GO, 5.00%, 5/1/27	1,000,000	1,046,671
State of Ohio GO, 5.00%, 5/1/40	660,000	715,676
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54(6)	460,000	499,909
Worthington City School District GO, 5.50%, 12/1/54	1,000,000	1,107,083
		12,173,906
Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	852,938
Oregon — 1.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	242,560
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	92,709
State of Oregon GO, 5.00%, 6/1/27	2,380,000	2,494,669
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,002,292
State of Oregon GO, 5.00%, 6/1/41	1,000,000	1,101,998
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,347,869
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,096,327
		7,378,424
Pennsylvania — 4.6%
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	537,344
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	88,566
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	154,248
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	496,789
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	575,523
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,625,000
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	292,948
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/45	1,120,000	1,123,262
Lancaster County Hospital Authority Rev., (Penn State Health Obligated Group), 5.00%, 11/1/51	500,000	508,101
Pennsylvania GO, 5.00%, 7/15/24	1,000,000	1,001,359
Pennsylvania GO, 5.00%, 9/15/24	750,000	752,708
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,004,263
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	400,000	433,054
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,305,000	1,338,815
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,039,254
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM), (ST AID WITHHLDG)	720,000	762,598
Pennsylvania State University Rev., 5.00%, 9/1/24	1,000,000	1,002,930
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	595,000	598,791
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	514,428
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	555,074
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	824,526
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	303,257
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	691,484
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	827,320
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	500,000	527,656
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	500,000	511,976

School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	201,732
Scranton GO, 5.00%, 11/15/24 (AGM)	285,000	286,447
Scranton GO, 5.00%, 11/15/25 (AGM)	400,000	407,132
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	861,080
		19,847,665
Puerto Rico — 0.2%
Puerto Rico GO, 5.625%, 7/1/29	750,000	807,263
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	332,787
State of Rhode Island GO, 5.00%, 12/1/42	500,000	552,237
State of Rhode Island GO, 5.00%, 12/1/43	500,000	550,762
		1,435,786
South Carolina — 0.8%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	85,513
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	364,096
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,020,616
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	793,444
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	270,000	213,032
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,204,365
		3,681,066
Tennessee — 0.9%
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)(6)	320,000	349,577
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)(6)	380,000	398,548
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	263,349
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), Capital Appreciation, 0.00%, 6/1/43(2)(5)	4,000,000	1,408,586
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.25%, 7/1/48 (AGM)	1,000,000	1,075,635
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	106,665
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(2)	225,000	226,180
		3,828,540
Texas — 9.0%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	725,000	730,344
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)(6)	1,200,000	1,312,518
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,048,492
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	775,000	790,120
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,194,728
Central Texas Turnpike System Rev., 5.00%, 8/15/42	1,250,000	1,251,309
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26 (PSF-GTD)	200,000	205,962
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	523,715
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	452,222
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/35 (PSF-GTD)	900,000	995,741
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	50,000	50,760
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/25 (PSF-GTD)	400,000	404,157
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	1,250,000	1,284,047
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/24	1,000,000	1,002,880
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,073,269
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	267,176
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	750,000	854,963
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	440,000	440,995
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,020,473
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)(6)	1,400,000	1,411,710
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AGM)	450,000	496,544
Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	800,594
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	1,000,000	1,063,827

Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	669,922
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,502,501
Houston GO, 5.25%, 3/1/40	655,000	725,443
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	469,826
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	153,912
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	369,980
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(1)	240,000	250,183
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,175,000	1,220,892
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,000,000	1,005,095
North Texas Tollway Authority Rev., 4.00%, 1/1/35	670,000	668,820
North Texas Tollway Authority Rev., 5.00%, 1/1/43	380,000	392,104
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	200,000	199,721
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	500,000	490,947
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	524,173
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,107,156
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	624,495
State of Texas GO, 5.00%, 8/1/40	815,000	821,744
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	163,579
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	636,235
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	487,834
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	497,076
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,276,189
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	934,672
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	557,642
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	500,000	511,047
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,323,696
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	831,729
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,082,369
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,099,161
		39,274,689
Utah — 1.1%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	524,023
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	822,577
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	305,931
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(2)	750,000	660,701
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,195,419
Utah State University Rev., 4.00%, 12/1/42 (AGM)	1,215,000	1,190,321
		4,698,972
Virginia — 1.6%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	344,878
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	658,657
Fairfax County Sewer Rev., 5.00%, 7/15/38	500,000	569,090
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,074,809
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	600,000	563,026
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	200,000	183,569
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	616,890
Virginia College Building Authority Rev., 5.00%, 2/1/28	500,000	527,875
Virginia College Building Authority Rev., 4.00%, 2/1/41	1,000,000	987,441
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	550,000	569,896
Virginia Port Authority Commonwealth Port Fund Rev., 5.25%, 7/1/48	750,000	822,028
		6,918,159

Washington — 4.4%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	345,000	361,576
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	865,000	920,742
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	555,009
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	565,946
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,109,700
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	949,272
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	415,000	448,210
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	540,677
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	508,031
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	988,899
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,699,410
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,217,252
King County Sewer Rev., 4.00%, 7/1/35	1,000,000	972,522
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,420,731
Seattle Municipal Light & Power Rev., 5.00%, 7/1/42	1,125,000	1,217,855
Seattle Municipal Light & Power Rev., 5.00%, 7/1/52	1,000,000	1,058,750
Seattle Municipal Light & Power Rev., VRN, 3.61%, (MUNIPSA plus 0.25%), 5/1/45	200,000	195,359
State of Washington GO, 5.00%, 8/1/39	1,000,000	1,125,111
State of Washington GO, 5.00%, 6/1/41	770,000	822,987
State of Washington GO, 5.00%, 2/1/42	625,000	639,222
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,067,350
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	825,936
		19,210,547
West Virginia — 0.6%
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,901,898
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	630,120
		2,532,018
Wisconsin — 2.6%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	391,008
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,294,140
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	75,000	67,324
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	144,655
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(2)	920,000	979,895
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	78,069
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	695,000	681,912
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	250,000	210,323
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	225,000	177,134
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	515,000	436,461
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	243,578
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	474,815
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(2)	1,000,000	1,001,286
State of Wisconsin GO, 5.00%, 5/1/26	1,000,000	1,005,072
State of Wisconsin GO, 4.00%, 5/1/39	750,000	752,485
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 3.54%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	988,026
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	715,000	760,509
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	900,000	956,856

Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	215,306
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	373,120
		11,231,974
TOTAL MUNICIPAL SECURITIES (Cost $441,536,077)		435,802,984
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $41,047)	41,046	41,050
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $441,577,124)		435,844,034
OTHER ASSETS AND LIABILITIES — (0.1)%		(590,152)
TOTAL NET ASSETS — 100.0%		$435,253,882

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
AID	–	Agency for International Development
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SOFR	–	Secured Overnight Financing Rate
ST INTERCEPT	–	State Intercept
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,994,024, which represented 5.3% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$435,802,984	—
Short-Term Investments	$41,050	—	—
	$41,050	$435,802,984	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.